IFRS 7 Disclosure - Wholesale Credit Risk - Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's (Detail) - Credit risk [member]	12 Months Ended
Oct. 31, 2021
Internal credit grade one [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.03%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.015%
Internal credit grade one [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1+
Internal credit grade one [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AAA
Internal credit grade one [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aaa
Internal credit grade two [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.03%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0151%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.025%
Internal credit grade two [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1H
Internal credit grade two [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA+
Internal credit grade two [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa1
Internal credit grade three [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.035%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0251%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.035%
Internal credit grade three [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1M
Internal credit grade three [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA
Internal credit grade three [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa2
Internal credit grade four [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0351%
Internal credit grade four [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.045%
Internal credit grade four [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1L
Internal credit grade four [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA-
Internal credit grade four [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa3
Internal credit grade five [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0451%
Internal credit grade five [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.055%
Internal credit grade five [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+H
Internal credit grade five [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A+
Internal credit grade five [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A1
Internal credit grade six [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0551%
Internal credit grade six [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.065%
Internal credit grade six [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+M
Internal credit grade six [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A
Internal credit grade six [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A2
Internal credit grade seven [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0651%
Internal credit grade seven [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.075%
Internal credit grade seven [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+L
Internal credit grade seven [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A-
Internal credit grade seven [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A3
Internal credit grade eight [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0751%
Internal credit grade eight [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.085%
Internal credit grade eight [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2H
Internal credit grade eight [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB+
Internal credit grade eight [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa1
Internal credit grade nine [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0851%
Internal credit grade nine [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.10%
Internal credit grade nine [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2M
Internal credit grade nine [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB
Internal credit grade nine [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa2
Internal credit grade ten [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.1001%
Internal credit grade ten [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.177%
Internal credit grade ten [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2L
Internal credit grade ten [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB-
Internal credit grade ten [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa3
Internal credit grade eleven [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.1771%
Internal credit grade eleven [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.3705%
Internal credit grade eleven [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-H
Internal credit grade eleven [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB+
Internal credit grade eleven [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba1
Internal credit grade twelve [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.3706%
Internal credit grade twelve [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.7065%
Internal credit grade twelve [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-M
Internal credit grade twelve [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB
Internal credit grade twelve [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba2
Internal credit grade thirteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.7066%
Internal credit grade thirteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.16%
Internal credit grade thirteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-L
Internal credit grade thirteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB-
Internal credit grade thirteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba3
Internal credit grade fourteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.1601%
Internal credit grade fourteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.681%
Internal credit grade fourteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+H
Internal credit grade fourteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B+
Internal credit grade fourteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B1
Internal credit grade fifteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.6811%
Internal credit grade fifteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	2.349%
Internal credit grade fifteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+M
Internal credit grade fifteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B
Internal credit grade fifteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B2
Internal credit grade sixteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	2.3491%
Internal credit grade sixteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	4.404%
Internal credit grade sixteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+L
Internal credit grade sixteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B-
Internal credit grade sixteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B3
Internal credit grade seventeen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	4.4041%
Internal credit grade seventeen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.001%
Internal credit grade seventeen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3H
Internal credit grade seventeen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC+
Internal credit grade seventeen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa1
Internal credit grade eighteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.0011%
Internal credit grade eighteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	13.176%
Internal credit grade eighteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3M
Internal credit grade eighteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC
Internal credit grade eighteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa2
Internal credit grade nineteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	13.1761%
Internal credit grade nineteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	24.967%
Internal credit grade nineteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3L
Internal credit grade nineteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC-
Internal credit grade nineteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa3
Internal credit grade twenty [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	24.9671%
Internal credit grade twenty [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	99.999%
Internal credit grade twenty [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	4
Internal credit grade twenty [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CC
Internal credit grade twenty [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ca
Internal credit grade twenty one [member] | Impaired Wholesale [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	100.00%
Internal credit grade twenty one [member] | Internal BRR Rate [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	5
Internal credit grade twenty one [member] | S&P [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	D
Internal credit grade twenty one [member] | Moody's [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	C
Internal credit grade twenty two [member] | Impaired Wholesale [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	100.00%
Internal credit grade twenty two [member] | Internal BRR Rate [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	6
Internal credit grade twenty two [member] | S&P [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	D
Internal credit grade twenty two [member] | Moody's [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	C